Interest income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	$ 309.0	$ 261.0	$ 87.0
Exchanges	183.7	129.8	18.2
Securities	220.0	179.7	78.9
Clients	52.5	21.3	10.3
Interest income	765.2	591.8	194.4
Clients	(257.1)	(216.7)	(29.7)
Borrowings and debt issued	(217.5)	(179.8)	(58.7)
Exchanges	(40.0)	(36.3)	(32.8)
Securities	(20.0)	(35.0)	(42.8)
Lease interest expense	3.5	2.4	1.0
Interest expense	(538.1)	(470.2)	(165.0)
Net interest income	227.1	121.6	29.4
Debt Securities, Group Issuance
Disclosure of Financial Assets and Liabilities [Line Items]
Borrowings and debt issued	(44.7)	(33.4)	0.0
Amortised Cost
Disclosure of Financial Assets and Liabilities [Line Items]
Clients	(256.8)	(216.7)	(29.7)
Borrowings and debt issued	(47.1)	(37.6)	(3.6)
Exchanges	(40.0)	(36.3)	(32.8)
Securities	(20.0)	(35.0)	(42.8)
Lease interest expense	3.5	2.4	1.0
Interest expense	(367.4)	(328.0)	(109.9)
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Clients	(0.3)	(0.0)	(0.0)
Borrowings and debt issued	(170.4)	(142.2)	(55.1)
Exchanges	(0.0)	(0.0)	(0.0)
Securities	(0.0)	(0.0)	(0.0)
Lease interest expense	0.0	0.0	0.0
Interest expense	(170.7)	(142.2)	(55.1)
Net interest income	(142.6)	(120.5)	(47.9)
FVTPL | Debt Securities, Structured Notes
Disclosure of Financial Assets and Liabilities [Line Items]
Borrowings and debt issued	(170.4)	(142.2)	(55.1)
Amortised Cost
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	309.0	261.0	87.0
Exchanges	156.1	108.1	11.0
Securities	220.0	179.7	78.9
Clients	52.0	21.3	10.3
Interest income	737.1	570.1	187.2
Net interest income	369.7	242.1	77.3
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Financial institutions	0.0	0.0	0.0
Exchanges	27.6	21.7	7.2
Securities	0.0	0.0	0.0
Clients	0.5	0.0	0.0
Interest income	$ 28.1	$ 21.7	$ 7.2